FINANCIAL INSTRUMENTS (Narrative) (Details) - Currency risk [Member]	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	1.00%
Value at risk	$ 69,376